Suppliers - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Suppliers
Schedule of trade suppliers
	December 31, 2020	December 31, 2019
Local suppliers	128,639	98,824
Related parties (note 20)	20,985	1,219
Copyright	19,317	28,685
Reverse factoring (i)	110,513	94,930
	279,454	223,658

Somos - Anglo (Predecessor)
Suppliers
Schedule of trade suppliers
	As of December 31, 2017	As of January 01, 2017
Local Suppliers	87,010	63,833
International suppliers	2,040	3,160
Copyright	35,376	51,435
Reverse Factoring (b)	99,685	98,320
Related parties (note 19)	3,354	800
Other	1,050	3,175
	228,515	220,723